Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	$ 70,079	$ 28,155
Additions	50,057	46,314
Disposals	(165)	(74)
Depreciation provided during the year	(8,248)	(4,001)
Exchange realignment	1,368	(315)
Property, plant and equipment, ending balance	113,091	70,079
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	74,900	29,089
Property, plant and equipment, ending balance	126,499	74,900
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(4,821)	(934)
Property, plant and equipment, ending balance	(13,408)	(4,821)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	2,889
Additions		2,889
Property, plant and equipment, ending balance	2,889	2,889
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	2,889
Property, plant and equipment, ending balance	2,889	2,889
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	30,993	97
Additions		9,476
Depreciation provided during the year	(2,560)	(1,505)
Exchange realignment	375	(77)
Transfers from construction in progress	12,929	23,002
Property, plant and equipment, ending balance	41,737	30,993
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	32,527	127
Property, plant and equipment, ending balance	45,831	32,527
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(1,534)	(30)
Property, plant and equipment, ending balance	(4,094)	(1,534)
Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	25,052	3,387
Additions		1,586
Disposals	(165)	(74)
Depreciation provided during the year	(4,593)	(2,219)
Exchange realignment	775	(70)
Transfers from construction in progress	8,459	22,442
Property, plant and equipment, ending balance	29,528	25,052
Machinery and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	27,992	4,217
Property, plant and equipment, ending balance	37,400	27,992
Machinery and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(2,940)	(830)
Property, plant and equipment, ending balance	(7,872)	(2,940)
Computer and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	973	294
Additions	560	53
Depreciation provided during the year	(1,091)	(273)
Exchange realignment	12	(4)
Transfers from construction in progress	1,422	903
Property, plant and equipment, ending balance	1,876	973
Computer and Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,314	367
Property, plant and equipment, ending balance	3,308	1,314
Computer and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(341)	(73)
Property, plant and equipment, ending balance	(1,432)	(341)
Transportation Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	36	42
Depreciation provided during the year	(4)	(4)
Exchange realignment	2	(2)
Transfers from construction in progress		0
Property, plant and equipment, ending balance	34	36
Transportation Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	42	43
Property, plant and equipment, ending balance	44	42
Transportation Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(6)	(1)
Property, plant and equipment, ending balance	(10)	(6)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	10,136	24,335
Additions	49,497	32,310
Exchange realignment	204	(162)
Transfers from construction in progress	(22,810)	(46,347)
Property, plant and equipment, ending balance	37,027	10,136
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	10,136	24,335
Property, plant and equipment, ending balance	$ 37,027	$ 10,136